Pensions and Other Post-employment Benefits - Additional Information (Detail) - GBP (£)		12 Months Ended
	Dec. 17, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Sep. 09, 2020
Disclosure of Pensions and Other Post-employment Benefits [line items]
Long term rate of improvement per year		1.25%
Augmentation costs included in past service costs		£ 27,000,000	£ 24,000,000	£ 58,000,000
Augmentation costs arising from major restructuring programmes			74,000,000
Total value of the insurance contract		570,000,000	620,000,000
Past service cost/(credit)		(5,000,000)	(43,000,000)	(31,000,000)
Additional contributions		312,000,000	313,000,000	343,000,000
Fair value of investments in fund assets		350,000,000	847,000,000
Pension schemes [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Employer contributions		380,000,000
Post-retirement benefits [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Employer contributions		£ 90,000,000
UK defined benefit plans [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Contributions to plan, net defined benefit liability (asset)	£ 10,000
Defined benefit obligation, at past service cost			74,000,000
US cash balance pension plan [Member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Past service cost/(credit)			(56,000,000)
Accrual of Future pension plan					£ 56,000,000
UK [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Percentage allocated to return seeking assets		42.50%
Percentage allocated to liability matching assets		57.50%
Additional contributions		£ 44,000,000	76,000,000	78,000,000
Accrual of Future pension plan		333,000,000	(276,000,000)	(312,000,000)
UK [member] | Pension schemes [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Additional contributions to eliminate the pension deficit		44,000,000
UK [member] | Other assets [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Loans on structured debt amount contributed to fair value of plan assets		£ 513,000,000	650,000,000	243,000,000
US [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Percentage allocated to return seeking assets		25.00%
Percentage allocated to liability matching assets		75.00%
Additional contributions		£ 0	£ 0	0
Assumption for future medical inflation		6.25%	6.00%
Accrual of Future pension plan		£ (724,000,000)	£ (810,000,000)	(717,000,000)
US [member] | 2027 and thereafter [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Assumption for future medical inflation		5.00%
US [member] | Unfunded [member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
US post retirement healthcare scheme obligation		£ 1,059,000,000	1,124,000,000	£ 1,198,000,000
US [member] | Retiree healthcare plans [Member]
Disclosure of Pensions and Other Post-employment Benefits [line items]
Past service cost/(credit)			£ 55,000,000
Accrual of Future pension plan						£ 55,000,000